Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment consisted
(in thousands)	March 31, 2022	December 31 2021
Land	$700	$700
Land Improvements	370	370
Buildings and Improvements	12,398	12,229
Furniture and Fixtures	323	323
Computer Equipment and Software	32	32
Vehicles	109	68
Production and Processing Equipment	5,102	5,036
Leasehold Improvements	6,473	6,444
Construction in Progress	206	91
Total Property and Equipment, Gross	25,713	25,293
Less accumulated depreciation	(660)	(84)
Property and Equipment, Net	$25,053	$25,209

	Successor	Predecessor
(in thousands)	2021	2020
Land	$700	$488
Land Improvements	370	357
Buildings and Improvements	12,229	6,612
Furniture and Fixtures	323	180
Computer Equipment and Software	32	74
Vehicles	68	100
Production and Processing Equipment	5,036	4,858
Leasehold Improvements	6,444	—
Construction in Progress	91	—
Total Property and Equipment, Gross	25,293	12,669
Less accumulated depreciation	(84)	(4,596)
Property and Equipment, Net	$25,209	$8,073